Financial instruments and risk management - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 39,736,825	R$ 37,168,630
Financial liabilities	113,049,522	127,361,288
Financial Liabilities, Net of Financial Assets	73,312,697	90,192,658
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105,426,231	116,906,468
Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,428,821	6,033,285
Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,962,205	101,435,531
Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,845,742	6,972,915
Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	96,801	120,490
Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,992	2,200,917
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	90,670	143,330
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,606,296	18,779,953
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,838,866	9,018,818
Financial assets at amortised cost, category [member] | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,129,481	9,132,860
Financial assets at amortised cost, category [member] | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	637,949	628,275
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	962,341	1,138,066
At fair value through other comprehensive income | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	962,341	1,138,066
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,168,188	17,250,611
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,116,404	3,887,100
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,051,784	R$ 13,363,511